Note 11 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal	$ (3)	$ (2)
State	92	100
Total current income taxes	89	98
Federal	0	0
State	0	0
Total deferred income taxes	0	0
Total provision for income taxes	$ 89	$ 98